UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Capital Innovations Global Agri, Timber, Infrastructure Fund
Class A Shares (INNAX)
Class C Shares (INNCX)
Institutional Class Shares (INNNX)

SEMI-ANNUAL REPORT
May 31, 2014

Capital Innovations Global Agri, Timber, Infrastructure Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Capital Innovations Global Agri, Timber, Infrastructure Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.capinnovationsfund.com

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.7%
	AGRIBUSINESS – 28.0%
	AGRICULTURE – 4.5%
10,828	Adecoagro S.A.* 1	$98,535
6,954	Archer-Daniels-Midland Co.	312,513
3,671	Bunge Ltd.1	285,273
		696,321
	CHEMICALS – 13.6%
1,686	Agrium, Inc.1	151,555
1,470	CF Industries Holdings, Inc.	357,666
6,220	CVR Partners LP	119,548
3,401	EI du Pont de Nemours & Co.	235,723
2,691	Monsanto Co.	327,898
4,446	Mosaic Co.	222,255
9,105	Potash Corp. of Saskatchewan, Inc.1	330,694
3,159	Syngenta A.G. - ADR1	243,559
724	Terra Nitrogen Co. LP	100,564
		2,089,462
	ENERGY-ALTERNATE SOURCES – 1.3%
19,960	Solazyme, Inc.*	199,400

	FOOD – 6.3%
7,310	BRF - Brasil Foods S.A. - ADR1	157,750
2,730	Calavo Growers, Inc.	85,367
11,711	Cosan Ltd.1	146,387
2,117	Ingredion, Inc.	161,210
5,310	Nestle S.A. - ADR1	417,233
		967,947
	MACHINERY-DIVERSIFIED – 0.7%
1,103	Deere & Co.	100,561

	PHARMACEUTICALS – 1.6%
2,275	Mead Johnson Nutrition Co.	203,544
7,529	Synutra International, Inc.*	42,238
		245,782
		4,299,473
	INFRASTRUCTURE – 39.7%
	CHEMICALS – 1.5%
4,181	Sasol Ltd. - ADR1	235,348

	ENGINEERING & CONSTRUCTION – 1.4%
1,697	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR1	218,268

	ENVIRONMENTAL CONTROL – 1.5%
5,072	Waste Management, Inc.	226,617

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	GAS – 1.5%
3,050	National Grid PLC - ADR1	$227,927

	OIL & GAS – 8.8%
1,895	Anadarko Petroleum Corp.	194,920
6,498	Chesapeake Energy Corp.	186,622
1,527	CNOOC Ltd. - ADR1	261,453
4,310	Ecopetrol S.A. - ADR1	157,358
4,500	Lukoil OAO - ADR1	254,520
3,124	Total S.A. - ADR1	216,962
1,918	Transocean Ltd.1	81,496
		1,353,331
	PIPELINES – 11.0%
2,820	Enbridge, Inc.1	133,922
2,400	Energy Transfer Equity LP	122,304
8,838	EnLink Midstream Partners LP	269,294
1,720	Enterprise Products Partners LP	128,690
2,710	Genesis Energy LP	154,470
1,700	Kinder Morgan Energy Partners LP	129,285
2,565	MarkWest Energy Partners LP	158,902
1,854	Plains All American Pipeline LP	104,695
2,000	Tesoro Logistics LP	139,400
3,133	TransCanada Corp.1	146,155
4,221	Williams Cos., Inc.	198,218
		1,685,335
	REITS – 0.9%
1,626	American Tower Corp.	145,738

	TELECOMMUNICATIONS – 10.0%
5,845	China Mobile Ltd. - ADR1	286,756
4,897	Chunghwa Telecom Co., Ltd. - ADR1	155,969
13,068	KT Corp. - ADR1	194,321
4,140	MTN Group Ltd. - ADR1	88,182
3,750	Nippon Telegraph & Telephone Corp. - ADR1	111,300
12,703	Orange S.A. - ADR1	203,883
1,597	SBA Communications Corp. - Class A*	162,096
12,420	Telefonica S.A. - ADR1	207,787
489	Verizon Communications, Inc.	24,430
2,980	Vodafone Group PLC - ADR1	104,330
		1,539,054
	TRANSPORTATION – 2.4%
5,200	Guangshen Railway Co., Ltd. - ADR1	99,216
10,281	Navios Maritime Partners LP1	189,685

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	TRANSPORTATION (Continued)
3,353	Seaspan Corp.1	$76,448
		365,349
	TRUCKING & LEASING – 0.7%
2,310	TAL International Group, Inc.	101,224
		6,098,191
	TIMBER – 31.0%
	BUILDING MATERIALS – 3.6%
5,438	Boise Cascade Co.*	142,258
19,069	Louisiana-Pacific Corp.*	270,780
2,856	Universal Forest Products, Inc.	138,659
		551,697
	FOREST PRODUCTS & PAPER – 13.0%
1,813	Deltic Timber Corp.	111,064
2,770	Domtar Corp.	251,738
10,763	Fibria Celulose S.A. - ADR* 1	101,495
9,100	Interfor Corp.*	134,029
6,816	International Paper Co.	324,646
12,100	KapStone Paper and Packaging Corp.*	351,505
5,328	MeadWestvaco Corp.	216,210
4,113	PH Glatfelter Co.	108,254
535	Pope Resources, Inc. LP	36,313
7,750	West Fraser Timber Co., Ltd.	355,944
		1,991,198
	PACKAGING & CONTAINERS – 6.0%
3,507	Greif, Inc. - Class A	191,552
5,045	Packaging Corp. of America	348,912
3,756	Rock-Tenn Co. - Class A	379,469
		919,933
	REITS – 8.4%
8,653	Plum Creek Timber Co., Inc.	390,250
6,830	Potlatch Corp.	274,293
5,763	Rayonier, Inc.	274,319
11,082	Weyerhaeuser Co.	348,197
		1,287,059
		4,749,887
	TOTAL COMMON STOCKS (Cost $13,979,261)	15,147,551

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.8%
$127,133	UMB Money Market Fiduciary, 0.01%2	$127,133

	TOTAL SHORT-TERM INVESTMENTS (Cost $127,133)	127,133

	TOTAL INVESTMENTS – 99.5% (Cost $14,106,394)	15,274,684
	Other Assets in Excess of Liabilities – 0.5%	72,671

	TOTAL NET ASSETS – 100.0%	$15,347,355

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Chemicals	15.1%
Forest Products & Paper	13.0%
Pipelines	11.0%
Telecommunications	10.0%
REITS	9.3%
Oil & Gas	8.8%
Food	6.3%
Packaging & Containers	6.0%
Agriculture	4.5%
Building Materials	3.6%
Transportation	2.4%
Pharmaceuticals	1.6%
Environmental Control	1.5%
Gas	1.5%
Engineering & Construction	1.4%
Energy-Alternate Sources	1.3%
Machinery-Diversified	0.7%
Trucking & Leasing	0.7%
Total Common Stocks	98.7%
Short-Term Investments	0.8%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $14,106,394)	$15,274,684
Receivables:
Fund shares sold	52,185
Due from Advisor	7,750
Dividends and interest	37,656
Prepaid expenses	27,152
Total assets	15,399,427

Liabilities:
Payables:
Distribution fees - Class A & Class C (Note 7)	2,098
Shareholder servicing fees (Note 6)	333
Transfer agent fees and expenses	14,650
Fund accounting fees	8,601
Auditing fees	8,126
Administration fees	5,902
Chief Compliance Officer fees	2,882
Custody fees	2,142
Accrued other expenses	7,338
Total liabilities	52,072

Net Assets	$15,347,355

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,201,300
Accumulated net investment income	64,433
Accumulated net realized loss on investments and foreign currency transactions	(86,668)
Net unrealized appreciation on investments	1,168,290
Net Assets	$15,347,355

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$6,521,787
Shares of benficial interest issued and outstanding	543,981
Redemption price1	11.99
Maximum sales charge (5.75% of offering price)2	0.73
Maximum offering price to public	$12.72

Class C Shares:
Net assets applicable to shares outstanding	$795,600
Shares of benficial interest issued and outstanding	66,994
Redemption price3	$11.88

Institutional Class Shares:
Net assets applicable to shares outstanding	$8,029,968
Shares of benficial interest issued and outstanding	668,709
Redemption price	$12.01

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of the purchase.
2	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $14,148)	$185,855
Interest	19
Total investment income	185,874

Expenses:
Advisory fees	75,704
Fund accounting fees	40,449
Transfer agent fees and expenses	33,901
Administration fees	31,538
Registration fees	24,084
Auditing fees	8,352
Distribution fees - Class A (Note 7)	7,725
Chief Compliance Officer fees	7,147
Legal fees	5,982
Shareholder reporting fees	4,987
Custody fees	4,787
Shareholder servicing fees (Note 6)	4,736
Distribution fees - Class C (Note 7)	4,059
Miscellaneous	3,491
Trustees' fees and expenses	2,443
Insurance fees	622

Total expenses	260,007
Advisory fees waived	(75,704)
Other expenses absorbed	(79,617)
Net expenses	104,686
Net investment income	81,188

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on:
Investments	(95,810)
Foreign currency transactions	(596)
Net realized loss	(96,406)
Net change in unrealized appreciation/depreciation on:
Investments	682,173
Foreign currency translations	7,114
Net change in unrealized appreciation/depreciation	689,287
Net realized and unrealized gain on investments and foreign currency	592,881

Net Increase in Net Assets from Operations	$674,069

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase in Net Assets from:
Operations:
Net investment income	$81,188	$44,805
Net realized gain (loss) on investments, foreign currency transactions and foreign
currency translations	(96,406)	47,920
Net change in unrealized appreciation/depreciation on investments	689,287	478,536
Net increase in net assets resulting from operations	674,069	571,261

Distributions to Shareholders:
From net investment income:
Class A	(4,434)	(10,566)
Class C	-	(264)
Institutional Class	(12,163)	(19,948)
From net realized gain
Class A	(25,198)	-
Class C	(3,529)	-
Institutional Class	(24,267)	-
Total distributions to shareholders	(69,591)	(30,778)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,622,941	6,040,638
Class C	10,000	801,569
Institutional Class	2,578,640	5,594,335
Reinvestment of distributions:
Class A	29,562	10,333
Class C	3,461	197
Institutional Class	35,888	19,889
Cost of shares redeemed:
Class A	(1,966,225)	(735,663)
Class C	(68,576)	(25,697)
Institutional Class	(326,714)	(699,352)
Net increase in net assets from capital transactions	2,918,977	11,006,249

Total increase in net assets	3,523,455	11,546,732

Net Assets:
Beginning of period	11,823,900	277,168
End of period	$15,347,355	$11,823,900

Accumulated net investment income (loss)	$64,433	$(158)

Capital Share Transactions:
Shares sold:
Class A	225,159	548,087
Class C	877	73,323
Institutional Class	221,323	508,934
Shares reinvested:
Class A	2,529	943
Class C	298	19
Institutional Class	3,068	1,814
Shares redeemed:
Class A	(168,505)	(65,613)
Class C	(5,905)	(2,374)
Institutional Class	(28,160)	(63,770)
Net increase from capital share transactions	250,684	1,001,363

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013	For the Period September 28, 2012* through November 30, 2012
Net asset value, beginning of period	$11.49		$10.02	$10.00
Income from Investment Operations:
Net investment income1	0.06		0.07	0.01
Net realized and unrealized gain on investments	0.50		1.43	0.01
Total from investment operations	0.56		1.50	0.02

Less Distributions:
From net investment income	(0.01)		(0.03)	-
From net realized gain	(0.05)		-	-
Total distributions	(0.06)		(0.03)	-

Net asset value, end of period	$11.99		$11.49	$10.02

Total return 2	4.86%	3	14.98%	0.20%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,522		$5,569	$14

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.86%	4	6.82%	122.35%	4
After fees waived and expenses absorbed	1.60%	4	1.60%	1.60%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.16%)	4	(4.62%)	(120.45%)	4
After fees waived and expenses absorbed	1.10%	4	0.60%	0.30%	4
Portfolio turnover rate	5%	3	7%	3%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013	For the Period September 28, 2012* through November 30, 2012
Net asset value, beginning of period	$11.41	$10.01	$10.00
Income from Investment Operations:
Net investment income (loss)1	0.02	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.50	1.42	0.02
Total from investment operations	0.52	1.40	0.01

Less Distributions:
From net investment income	-	-	2	-
From net realized gain	(0.05)	-	-
Total distributions	(0.05)	-	-

Net asset value, end of period	$11.88	$11.41	$10.01

Total return 3	4.56%	4	14.03%	0.10%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$795	$819	$7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.61%	5	7.57%	123.10%	5
After fees waived and expenses absorbed	2.35%	5	2.35%	2.35%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.91%)	5	(5.37%)	(121.20%)	5
After fees waived and expenses absorbed	0.35%	5	(0.15%)	(0.45%)	5
Portfolio turnover rate	5%	4	7%	3%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013	For the Period September 28, 2012* through November 30, 2012
Net asset value, beginning of period	$11.50		$10.03	$10.00
Income from Investment Operations:
Net investment income1	0.08		0.09	0.01
Net realized and unrealized gain on investments	0.50		1.43	0.02
Total from investment operations	0.58		1.52	0.03

Less Distributions:
From net investment income	(0.02)		(0.05)	-
From net realized gain	(0.05)		-	-
Total distributions	(0.07)		(0.05)	-

Net asset value, end of period	$12.01		$11.50	$10.03

Total return2	5.07%	3	15.15%	0.30%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,030		$5,436	$256

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.61%	4	6.57%	122.10%	4
After fees waived and expenses absorbed	1.35%	4	1.35%	1.35%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.91%)	4	(4.37%)	(120.20%)	4
After fees waived and expenses absorbed	1.35%	4	0.85%	0.55%	4
Portfolio turnover rate	5%	3	7%	3%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
The Capital Innovations Global Agri, Timber, Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximum total return through growth of capital, and secondarily seeks to provide current income to shareholders.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class and commenced operations on September 28, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At May 31, 2014, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor engages Capital Innovations, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively until March 31, 2015.

For the six months ended May 31, 2014, the Advisor waived all its fees and absorbed other expenses totaling $155,321.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2014, the amount of these potentially recoverable expenses was $556,753.  The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2015	$ 55,169
2016	346,263
2017	155,321

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of net selling commissions and deferred sales charges from the Fund’s Class A and Class C Shares received by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended May 31, 2014 were as follows:

	Class A	Class C
Net Selling Commissions	$23,594	$-
Deferred Sales Charge	$-	$-

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,023,848
Gross unrealized appreciation	$1,856,139
Gross unrealized depreciation	(605,303)
Net unrealized appreciation on investments	$1,250,836

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2013 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$35,788
Undistributed long-term gains	17,116
Tax accumulated earnings	52,904

Accumulated capital, other losses and partial MLP dispositions	$(272)
Net unrealized appreciation on investments	488,945
Total accumulated earnings	$541,577

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 were as follows:

Distribution paid from:	2013	2012
Ordinary income	$30,778	$-
Long-term capital gains	-	-
Total distributions paid	$30,778	$-

Note 5- Investment Transactions
For the six months ended May 31, 2014, purchases and sales of investments, excluding short-term investments, were $3,664,024 and $657,114, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers effective 1/1/2014. Prior to 1/1/2014, the Shareholder Servicing Plan (the “Plan”) provided for a fee at an annual rate of up to 0.10% of average daily net assets.

For the six months ended May 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor.  In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor.  For the six months ended May 31, 2014, HRC did not receive any distribution fees or sales commissions from the Distributor pursuant to the wholesaling agreement.

For the six months ended May 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$15,147,551	$-	$-	$15,147,551
Short-Term Investments	127,133	-	-	127,133
Total Investments	$15,274,684	$-	$-	$15,274,684

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 to 5/31/14.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period 12/1/13 – 5/31/14*
Class A Shares
Actual Performance	$1,000.00	$1,046.60	$8.17
Hypothetical (5% annual return before expenses)	1,000.00	1,016.93	8.05
Class C Shares
Actual Performance	1,000.00	1,045.60	11.98
Hypothetical (5% annual return before expenses)	1,000.00	1,013.23	11.80
Institutional Share Class
Actual Performance	1,000.00	1,050.70	6.90
Hypothetical (5% annual return before expenses)	1,000.00	1,018.23	6.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Capital Innovations Global Agri, Timber, Infrastructure Fund
a series of the Investment Managers Series Trust

Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Capital Innovations, LLC
325 Forest Grove Drive, Suite 100,
Pewaukee, WI 53072

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Capital Innovations Global Agri, Timber, Infrastructure Fund Class A Shares	INNAX	461 418 139
Capital Innovations Global Agri, Timber, Infrastructure Fund Class C Shares	INNCX	461 418 121
Capital Innovations Global Agri, Timber, Infrastructure Fund Institutional Class Shares	INNNX	461 418 113

Privacy Principles of the Capital Innovations Global Agri, Timber, Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Capital Innovations Global Agri, Timber, Infrastructure Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 990-9950, on the Fund’s website at www.capinnovationsfund.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 990-9950 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 990-9950. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Capital Innovations Global Agri, Timber, Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 990-9950

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2014